Our people - Staffing Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Classes of employee benefits expense [abstract]
Wages and salaries	£ 5,710.0	£ 5,832.3		£ 5,395.6
Cash-based incentive plans	240.7	219.2		260.2
Share-based incentive plans (note 21)	84.8	105.0		106.5
Social security costs	717.5	720.3		658.1
Pension costs (note 22)	191.2	192.0		178.1
Severance	37.5	39.5		34.5
Other staff costs	1,190.9	1,210.7		1,151.9
Staffing costs	£ 8,172.6	£ 8,319.0	[1]	£ 7,784.9	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.